 As filed with the Securities and Exchange Commission on March 7, 2017

File No. 33-24041
File No. 811-5646

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB NUMBER: 3235-0307
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FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 44	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 48

(Check appropriate box or boxes.)

NEW CENTURY PORTFOLIOS
(Exact name of Registrant as specified in Charter)

100 William Street, Suite 200, Wellesley, MA 02481
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (781) 239-0445

Nicole M. Tremblay, Esq., President
c/o Weston Financial Group, Inc.
Wellesley Office Park
100 William Street, Suite 200
Wellesley, MA  02481
(Name and Address of Agent for Service)

Please send copies of all communications to:

Steven M. Felsenstein, Esq.
c/o Greenberg Traurig, LLP
2700 Two Commerce Square
2001 Market Street
Philadelphia, PA 19103

Approximate date of Proposed Public Offering:
As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b).
[ ]	on March 1, 2017 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 43 filed February 22, 2017 and incorporates Part A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 44 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wellesley, and Commonwealth of Massachusetts on the 7th day of March, 2017.

NEW CENTURY PORTFOLIOS

/s/ NICOLE M. TREMBLAY
(Signature and Title)
Nicole M. Tremblay, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 44 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE
* Stanley H. Cooper	Trustee	March 7, 2017
Stanley H. Cooper

* Michael A. Diorio	Trustee	March 7, 2017
Michael A. Diorio

* J. Kevin Connaughton	Trustee	March 7, 2017
J. Kevin Connaughton

* John W. Filoon, III	Trustee	March 7, 2017
John W. Filoon, III

/s/ NICOLE M. TREMBLAY	President	March 7, 2017
Nicole M. Tremblay, Esq.

/s/ NICOLE M. TREMBLAY		March 7, 2017
* By: Nicole M. Tremblay, Esq.
Attorney-in-fact pursuant to Powers of Attorney

NEW CENTURY PORTFOLIOS

Power of Attorney

Each of the undersigned constitutes and appoints Nicole M. Tremblay, Stephen G. DaCosta, and Kimberly S. Berliner, and each of them individually, his or her attorneys-in-fact, for him or her in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement on Form N-1A of NEW CENTURY PORTFOLIOS to be filed with the U. S. Securities and Exchange Commission pursuant to the Securities Act of 1933, as amended (Registration No. 33-24041) and/or the Investment Company Act of 1940, as amended (Registration No. 811-5646), whether on Form N-1A or any successor forms thereof, and to file the same, with Exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission and all appropriate state or federal regulatory authorities.  The undersigned hereby ratifies and confirms that each of the aforementioned attorneys-in-fact, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 22nd day of April, 2015.

/s/ STANLEY H. COOPER
Stanley H. Cooper
Trustee

/s/ MICHAEL A. DIORIO
Michael A. Diorio
Trustee

/s/ J. KEVIN CONNAUGHTON
J. Kevin Connaughton
Trustee

/s/ JOHN W. FILOON, III
John W. Filoon, III
Trustee

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase